Inventories - Calculation of Basic and Diluted EPS (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jun. 30, 2012	Jul. 02, 2011
Notes to Financial Statements
Net income (loss)	$ (372,724)	$ 13,183	$ (907,059)	$ 29,326
Weighted average Common Shares Outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Basic EPS	$ (0.03)	$ 0.00	$ (0.07)	$ 0.00
Diluted EPS Computation:
Net income (loss)	(372,724)	13,183	(907,059)	29,326
Weighted average Common Shares Outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Dilutive effect of stock options		$ 490,722		$ 478,448
Total Shares	12,869,483	13,229,112	12,867,571	13,204,616
Diluted EPS	$ (0.03)	$ 0.00	$ (0.07)	$ 0.00